Employees' Stock Option Plans (ESOP) - Schedule of Equity Settled Share Based Payment Transaction (Details)	12 Months Ended
	Mar. 31, 2025 shares $ / shares	Mar. 31, 2024 shares $ / shares	Mar. 31, 2023 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares arising out of options, Granted	6,093,927	9,504,262	6,159,511
2015 Plan: RSUs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares arising out of options outstanding, Beginning balance	8,076,058	5,408,018	6,232,975
Shares arising out of options, Granted	2,255,532	5,139,370	2,152,454
Shares arising out of options, Exercised	2,080,865	1,815,025	2,105,904
Shares arising out of options, Forfeited and expired	991,261	656,305	871,507
Shares arising out of options, Ending balance	7,259,464	8,076,058	5,408,018
Shares arising out of options, Exercisable at the end	629,138	831,050	787,976
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 0.06	$ 0.06	$ 0.06
Weighted average exercise price, Granted | $ / shares	0.06	0.06	0.06
Weighted average exercise price, Exercised | $ / shares	0.06	0.06	0.06
Weighted average exercise price, Forfeited and expired | $ / shares	0.06	0.06	0.06
Weighted average exercise price outstanding, Ending balance | $ / shares	0.06	0.06	0.06
Weighted average exercise price, Exercisable at the end | $ / shares	$ 0.06	$ 0.06	$ 0.06
2015 Plan: Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares arising out of options outstanding, Beginning balance	82,050	134,030	700,844
Shares arising out of options, Exercised	61,672	51,980	566,814
Shares arising out of options, Forfeited and expired	2,824
Shares arising out of options, Ending balance	17,554	82,050	134,030
Shares arising out of options, Exercisable at the end	17,554	82,050	134,030
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 6.61	$ 6.44	$ 7.35
Weighted average exercise price, Exercised | $ / shares	6.77	6.03	7.40
Weighted average exercise price, Forfeited and expired | $ / shares	5.90
Weighted average exercise price outstanding, Ending balance | $ / shares	5.83	6.61	6.44
Weighted average exercise price, Exercisable at the end | $ / shares	$ 5.83	$ 6.61	$ 6.44
2019 Plan: RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares arising out of options outstanding, Beginning balance	8,023,855	7,222,038	4,958,938
Shares arising out of options, Granted	3,744,345	4,187,902	3,914,657
Shares arising out of options, Exercised	1,514,356	1,695,705	1,128,626
Shares arising out of options, Forfeited and expired	2,181,209	1,690,380	522,931
Shares arising out of options, Ending balance	8,072,635	8,023,855	7,222,038
Shares arising out of options, Exercisable at the end	770,321	814,798	1,352,150
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 0.06	$ 0.06	$ 0.07
Weighted average exercise price, Granted | $ / shares	0.06	0.06	0.06
Weighted average exercise price, Exercised | $ / shares	0.06	0.06	0.06
Weighted average exercise price, Forfeited and expired | $ / shares	0.06	0.06	0.06
Weighted average exercise price outstanding, Ending balance | $ / shares	0.06	0.06	0.06
Weighted average exercise price, Exercisable at the end | $ / shares	$ 0.06	$ 0.06	$ 0.06